Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 8,241,875	$ 9,200,552
Interest-bearing deposits with banks	3,316,338	3,305,724
Federal funds sold	39,013,090	27,745,592
Investment securities available for sale	48,974,328	46,841,247
Investment securities held to maturity (fair value approximately $564,051 in 2011, and $888,013 in 2010)	533,042	850,590
Restricted equity securities	1,380,700	1,617,300
Loans, net of allowance for loan losses of $4,941,645 in 2011 and $4,542,420 in 2010	214,226,800	248,512,958
Cash value of life insurance	8,772,039	8,433,596
Foreclosed assets	3,351,861	3,256,725
Property and equipment, net	11,181,700	10,575,133
Accrued interest receivable	1,514,734	2,131,943
Other assets	5,876,556	5,745,728
Total Assets	346,383,063	368,217,088
Deposits
Noninterest-bearing	50,180,058	42,487,778
Interest-bearing	247,071,718	269,329,080
Total deposits	297,251,776	311,816,858
Long-term debt	20,000,000	25,000,000
Accrued interest payable	230,723	311,647
Other liabilities	560,658	678,813
Total Liabilities	318,043,157	337,807,318
Commitments and contingencies
Stockholders' equity
Preferred stock, $25 par value; 500,000 shares authorized; none issued	0	0
Common stock, $1.25 par value; 2,000,000 shares authorized; 1,718,968 shares issued in 2011 and 2010, respectively	2,148,710	2,148,710
Surplus	521,625	521,625
Retained earnings	27,157,751	28,975,488
Accumulated other comprehensive loss	(1,488,180)	(1,236,053)
Total Stockholders' Equity	28,339,906	30,409,770
Total Liabilities and Equity	$ 346,383,063	$ 368,217,088